RECEIVABLES AND OTHER FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Receivables and Other Financial Asset
	December 31,
	2016	2017

Investment in shares of Biocancell	$50	-
Prepaid expenses	12	$12
Other	27	9

	$89	$21